Schedule of Undiscounted Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating Leases, 2021 (remaining three months)	$ 285,481
Finance Leases, 2021 (remaining three months)	128,861
Operating Lease 2021	1,138,368	$ 1,053,891
Finance Lease 2021	449,159	490,848
Operating Lease 2022	1,067,594	1,048,573
Finance Lease 2022	406,339	444,928
Operating Lease 2023	467,968	989,107
Finance Lease 2023	401,496	406,339
Operating Lease 2024		467,968
Finance Lease 2024	401,496	401,496
Operating Leases, Thereafter
Finance Leases, Thereafter	5,185,990
Operating Lease Undiscounted future minimum lease payments	2,959,411	3,559,539
Finance lease Undiscounted future minimum lease payments	6,973,341	7,331,097
Less:Operating Lease Amount representing interest payments	(170,673)	(262,497)
Less: Finance lease Amount representing interest payments	(2,989,666)	(3,212,826)
Total Operating Lease liabilities	2,788,738	3,297,042
Total finance lease liabilities	3,983,675	4,118,271
Less current portion of Operating Lease	(1,035,211)	(924,265)	$ (371,263)
Less current portion of finance Lease	(180,243)	(194,717)	(182,343)
Noncurrent Operating lease liabilities	1,753,527	2,372,777	1,519,366
Noncurrent finance lease liabilities	$ 3,803,432	3,923,554	$ 4,118,272
Operating Lease 2025
Finance Lease 2025		401,496
Operating Lease Thereafter
Finance Lease Thereafter		$ 5,185,990